Investment in Term Loans	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Investment in Term Loans
3.	Investment in Term Loans

In July 2010, the Company invested in two term loans for a total cost of $115.6 million (or the Loans) which were scheduled to mature in July 2013. The Loans were secured by first priority mortgages registered on two 2010-built Very Large Crude Carriers (or VLCCs). The borrowers under the Loans had been in default on their interest payment obligations since the first quarter of 2013, and subsequently, in default of the repayment of the loan principal from the loan maturity date in July 2013. On March 21, 2014, the Company took ownership of the VLCCs, which were collateral for all amounts owing under the Loans, and the Loans were concurrently discharged. The VLCCs had an estimated fair value of $144 million on that date, which approximated all the amounts owing under the Loans. The transfer of ownership of the VLCCs and concurrent discharging of the Loans has been treated as a non-cash transaction in the Company’s consolidated statement of cash flows.

The VLCCs were classified as held for sale as of March 31, 2014. In May 2014, the Company sold two wholly-owned subsidiaries, each of which owns one VLCC, to Tanker Investments Ltd. (or TIL) (see note 10).